STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended						2 Months Ended	3 Months Ended				6 Months Ended
	May 06, 2021	Aug. 06, 2020	Apr. 02, 2019	Mar. 11, 2019	Jun. 24, 2021	Feb. 17, 2021	Nov. 30, 2020	Sep. 22, 2020	Jun. 19, 2020	Feb. 27, 2019	Feb. 22, 2019	Jun. 30, 2021	Mar. 31, 2021	Nov. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	May 20, 2021	Dec. 31, 2020	Aug. 04, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized												25,000,000				25,000,000
Preferred stock, par value												$ 0.001				$ 0.001
Stock issued for services, value												$ 176,231			$ 141,700	$ 256,361	$ 382,205
[custom:StockExchangedSharesExchanged-0]																		9,215,059
[custom:StockExchangedSharesIssued-0]																		9,215,059
Common stock, shares outstanding												9,560,074				9,560,074			5,886,073
Common stock, shares issued												9,560,074				9,560,074			5,886,073
Common stock, shares authorized												500,000,000				500,000,000			500,000,000
Common stock, par value												$ 0.001				$ 0.001			$ 0.001
Reverse stock split	1-for-32
Share issued for compensation																13,125
Share issued for compensation, value																$ 35,600
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, value																	50,000
Conversion of convertible notes and accrued interest into common stock, value												$ 1,102,905			$ 15,000	$ 1,102,905	$ 30,000
Convertible Notes And Accrued Interest [Member]
Class of Stock [Line Items]
Conversion of convertible notes and accrued interest into common stock, shares																	15,894
Conversion of convertible notes and accrued interest into common stock, value																	$ 30,000
Convertible Debentures [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with the issuance of convertible debenture(s), shares																13,282	339,678
Issuance of common stock in connection with the issuance of convertible debenture(s), value																$ 29,750	$ 736,014
Conv Debt And Interest [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with the amendment of terms of promissory notes, shares																1,081,561
Issuance of common stock in connection with the amendment of terms of promissory notes, value																$ 1,102,905
Loans Payable And Other Accrued Obligations [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, shares																15,625
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, value																$ 50,000
Debt Exchange Agr [Member] | Oid Notes [Member]
Class of Stock [Line Items]
Debt conversion, amount		$ 411,223					$ 111,250
Debt Exchange Agr [Member] | T D H Secured Notes [Member]
Class of Stock [Line Items]
Debt conversion, amount		1,101,000					$ 99,633
Debt Exchange Agr [Member] | Additional Secured Notes [Member]
Class of Stock [Line Items]
Debt conversion, amount		$ 782,500
Accredited Investors [Member]
Class of Stock [Line Items]
Restricted shares issued during period										62,500
Accredited Investors [Member] | Private Placement [Member]
Class of Stock [Line Items]
Restricted shares issued during period			19,532
Two Accredited Investors [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance of equity								$ 233,500
Contractors [Member]
Class of Stock [Line Items]
Stock issued for services, shares																63,871	137,612
Stock issued for services, value																$ 256,361	$ 382,205
Labrys [Member]
Class of Stock [Line Items]
Number of share issued					105,648
Warrants purchase					117,188
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											2,000,000
Preferred stock, par value											$ 0.001
Convertible preferred stock, terms of conversion											Each share of Series A Stock is convertible, at any time, into 0.15625 shares of common stock of the Company
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												10,000,000				10,000,000			10,000,000
Preferred stock, par value												$ 0.001				$ 0.001			$ 0.001
Preferred stock, shares issued												0				0			0
Preferred stock, shares outstanding												0				0			0
Series A Preferred Stock [Member] | Exchange Agreements [Member]
Class of Stock [Line Items]
Stock converted, shares converted		925,000
Series A Preferred Stock [Member] | Series A Exchange Agreements [Member]
Class of Stock [Line Items]
Stock converted, shares converted		925,000
Series A Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Deemed dividend																$ 740,899
Series A Preferred Stock [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Stock issued for services, shares				400,000						400,000
Stock issued for services, value				$ 400,000						$ 400,000
Series A Preferred Stock [Member] | Accredited Investors [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued for services, shares			125,000
Stock issued for services, value			$ 125,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												10,000,000				10,000,000			10,000,000	10,000,000
Preferred stock, par value												$ 0.001				$ 0.001			$ 0.001
Stock issued for services, shares												75,000
Stock issued for services, value												$ 75,000
Preferred stock, shares issued												0				0			5,625,884
Preferred stock, shares outstanding												0				0			5,625,884
Series B Preferred Stock [Member] | Exchange Agreements [Member]
Class of Stock [Line Items]
Stock converted, shares issued		1,202,500
Series B Preferred Stock [Member] | Debt Exchange Agr [Member]
Class of Stock [Line Items]
Debt conversion, amount						$ 1,700,905
Debt conversion, shares issued		3,623,884				2,564,175	316,000
Series B Preferred Stock [Member] | Series A Exchange Agreements [Member]
Class of Stock [Line Items]
Stock converted, shares issued		1,202,500
Series B Preferred Stock [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Stock issued for services, shares		250,000
Proceeds from issuance of equity									$ 250,000
Stock issued new, shares		250,000
Series B Preferred Stock [Member] | Two Accredited Investors [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance of equity						$ 300,000							$ 650,000
Stock issued new, shares						300,000							650,000	233,500
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, par value												$ 0.001				$ 0.001			$ 0.001
Preferred stock, shares issued												9,315,884				9,315,884			0
Preferred stock, shares outstanding												9,315,884				9,315,884			0
Common stock, shares outstanding												9,315,059				9,315,059			0
Common stock, shares issued												9,315,059				9,315,059			0
Series C Preferred Stock [Member] | Two Accredited Investors [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance of equity																$ 100,000
Stock issued new, shares																100,000